Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments Under Non Cancelable Operating Leases
Future minimum lease payments under non-cancelable operating leases for office space, as of December 31, 2015, are as follows:

Year ending December 31,	Amount
2016	$439
2017	407
2018	416
2019	347
Total	$1,609